Intangible and Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible and Other Long-Term Assets [Abstract]
Schedule of Balances	The balances as of December 31, 2023 and 2022 are as follows:
	2023			Amortization
Assets	Original Value	Accumulated amortization	Net	period (years)
Republic trade mark	$90,995	$0	$90,995	*
Customers list	55,549	55,549	0	20
Total from Republic (1)	146,544	55,549	90,995

Customers list	2,205,700	2,205,700	0	9
San 42 trademark (2)	329,600	0	329,600	*
Goodwill (2)	1,814,160	0	1,814,160	*
Total from Grupo San (3)	4,349,460	2,205,700	2,143,760
	4,496,004	2,261,249	2,234,755
Other assets	63,326	0	63,326
	$4,559,330	$2,261,249	$2,298,081
	2022			Amortization
Assets	Original Value	Accumulated Amortization	Net	period (years)
Republic trade mark	$104,289	$0	$104,289	*
Customers list	63,664	63,664	0	20
Total from Republic (1)	167,953	63,664	104,289

Customers list	2,205,700	2,205,700	0	9
San 42 trademark (2)	329,600	0	329,600	*
Goodwill (2)	1,814,160	0	1,814,160	*
Total from Grupo San (3)	4,349,460	2,205,700	2,143,760
	4,517,413	2,269,364	2,248,049
Other assets	77,206	0	77,206
	$4,594,619	$2,269,364	$2,325,255
*	Intangible assets with undefined useful life.
(1)	Intangible assets from the Republic acquisition.
(2)	The San 42 trademark and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $2,352,000, respectively.
(3)	Intangible assets from the Grupo San acquisition.

Schedule of Reconciliation Between the Opening and Closing Balances	The reconciliation between the opening and closing balances of each year is presented below:
Assets	Original Value	Accumulated amortization	Net

Balance as of December 31, 2021	$4,585,728	$(2,273,159)	$2,312,569
Additions	10,609	(10,609)	0
Cancellations	(2,505)	2,505	0
Adjustment effect of the year	787	11,899	12,686
Balance as of December 31, 2022	$4,594,619	$(2,269,364)	$2,325,255
Additions	7,344	(7,344)	0
Cancellations	(27,174)	0	(27,174)
Adjustment effect of the year	(15,459)	15,459	0
Balance as of December 31, 2023	$4,559,330	$(2,261,249)	$2,298,081